Commitments and Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations at December 31, 2019, include:

	2020	2021	2022	2023	2024 and later	Total

Debt(1)	$66,667	$66,667	$66,666	$—	$300,000	$500,000
Purchase obligations	31,883	431	421	137	137	33,009
Leases	10,673	10,075	4,677	1,944	2,310	29,679
Mineral properties	5,387	5,433	5,443	5,443	18,599	40,305
Asset retirement obligations	1,783	6,113	4,319	59	101,626	113,900
	$116,393	$88,719	$81,526	$7,583	$422,672	$716,893

(1)	Does not include interest on debt.